RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Loans payable - Related parties		$ 30,026
Maturity date	Feb. 16, 2022
Vladimir Skigin [Member]
Short-term Debt [Line Items]
Loans payable - Related parties		$ 30,026
Interest rate	4.00%
Maturity date	Dec. 12, 2020